SHARE-BASED COMPENSATION - Summary of Allocated Share-based Compensation Expense (Details) - General and administrative - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	$ 4,881,377	$ 1,404,008	$ 3,502,433
Discontinued operations
SHARE-BASED COMPENSATION-CONTINUED
Share-based compensation expense	$ (8,782)	$ 974,328	$ 1,968,341